ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Schedule of accrued and other current liabilities and other liabilities

	Year Ended December 31,
(In thousands)	2023	2022
Accrued and other current liabilities:
Payroll and welfare payable	$3,124	$2,911
Grants related to land use right	2,543	2,617
Payable to sales and marketing services	1,985	2,481
Payable to professional consulting service	1,023	705
Payable to clinical study service	1,014	1,392
Dividends and interest payable to Wuxi LP, current (Note 12)	753	—
Lease liabilities-current (Note 5)	728	868
Value-added tax and other tax payable	481	150
Payables related to property, plant and equipment	99	44
Other	538	648
	$12,288	$11,816

Other Liabilities
Profit-sharing liability to Juventas (Note 3)	$11,821	$11,821
Dividends and interest payable to Wuxi LP, non current (Note 12)	2,045	—
Lease liabilities-noncurrent (Note 5)	1,616	476
	$15,482	$12,297